TRUCKING ACQUISITION, Summary of Acquisition (Details)		12 Months Ended
	Sep. 15, 2021 USD ($) Tranche	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Summary of acquisition [Abstract]
Convertible note		$ 0	$ 3,115,822	$ 1,192,699
Trucking [Member]
Summary of acquisition [Abstract]
Percentage of interests acquired	95.00%
Purchase price consideration	$ 3,100,000
Percentage of consideration payable in cash	60.00%
Percentage of payable in restricted shares of common stock	40.00%
Number of tranches | Tranche	3
Percentage of minority shareholding	5.00%
Trucking [Member] | Convertible Note [Member]
Summary of acquisition [Abstract]
Number of tranches | Tranche	4
Convertible note	$ 700,000
Trucking [Member] | Convertible Note [Member] | First Three Tranches [Member]
Summary of acquisition [Abstract]
Original issue discount rate	5.00%
Trucking [Member] | Convertible Note [Member] | 45 Days from Closing Date [Member]
Summary of acquisition [Abstract]
Issue of convertible notes	$ 640,000
Trucking [Member] | Convertible Note [Member] | 90 Days from Closing Date [Member]
Summary of acquisition [Abstract]
Issue of convertible notes	$ 520,000
Trucking [Member] | Convertible Note [Member] | 120 Days from Closing Date [Member]
Summary of acquisition [Abstract]
Original issue discount rate	5.00%
Issue of convertible notes	$ 325,000
Trucking [Member] | Top of Range [Member] | Convertible Note [Member]
Summary of acquisition [Abstract]
Face value	$ 2,300,000